Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt
Schedule of summary of long term debt

	March 31,	December 31,
	2020	2019
Secured term loans	$295,937,500	$246,250,000
Revolving credit facility	32,000,000	12,000,000
Note payable	143,500,000	143,500,000
Other	1,053,205	1,725,185
Unamortized deferred financing fees	(6,322,104)	(6,642,490)
	466,168,601	396,832,695
Current portion	(2,615,705)	(1,721,132)
Long-term portion	$463,552,896	$395,111,563

	December 31,
	2019	2018
Secured term loans	$246,250,000	$134,875,000
Revolving credit facility	12,000,000	—
Note payable	143,500,000	—
Seller note (see Note 3)	1,666,667	—
Other	58,518	171,942
Unamortized deferred financing fees	(6,642,490)	(862,243)
	396,832,695	134,184,699
Current portion	(1,721,132)	(7,089,976)
Long-term portion	$395,111,563	$127,094,723

Schedule of maturity of total debt, excluding unamortized deferred financing fees

Twelve months ended December 31,
2020	$1,721,132
2021	4,053
2022	—
2023	2,500,000
2024	255,750,000
Thereafter	143,500,000
Total debt maturity	$403,475,185